Financial Risk Management - Schedule of Financial Liabilities by Maturity (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Book value [Member]
Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments	R$ 29,074	R$ 33,124
Lease payables	334,615	352,539
Trade payable	64,678	103,658
Loans, financing and debentures	1,024,300	885,519
Other liabilities	18,079	24,445
Transactions with related parties	10,226	8,401
Contractual value [Member]
Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments	29,074	33,124
Lease payables	605,101	635,192
Trade payable	64,678	103,658
Loans, financing and debentures	1,110,176	1,058,791
Other liabilities	18,079	24,445
Transactions with related parties	10,226	8,401
Less than one year [Member]
Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments	9,456	15,492
Lease payables	126,223	88,397
Trade payable	64,678	103,658
Loans, financing and debentures	524,947	402,928
Other liabilities	6,895	7,082
Transactions with related parties
From one to two years [Member]
Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments	19,618	17,632
Lease payables	246,837	144,367
Trade payable
Loans, financing and debentures	400,539	262,410
Other liabilities	11,184	17,363
Transactions with related parties	10,226	8,401
From three to five years [Member]
Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments
Lease payables	145,040	248,148
Trade payable
Loans, financing and debentures	171,960	329,643
Other liabilities
Transactions with related parties
Above five years [Member]
Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments
Lease payables	87,001	154,280
Trade payable
Loans, financing and debentures	12,730	63,810
Other liabilities
Transactions with related parties